Segment and Entity-wide Disclosures	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment and Entity-wide Disclosures	Segment and Entity-wide Disclosures
Segment reporting

Subsequent to the Merger, and until the date of disposition of the Company's holdings in GEH Singapore, the Company determined that it had two operating segments and that these two operating segments each represented a reportable segment. This determination was based on how the Company's CODM, which the Company concluded was its Chief Executive Officer, assessed the performance of the business, as well as the availability of discrete financial information.
•The eLMTree segment produced interactive displays and related accessories and teaching software primarily used in the education market in the U.S., the U.K., and Europe, as well as parts of Asia and Africa. The financial information reviewed by the CODM combined the results of the US and rest of world operations.
•The GEH Singapore segment operated exclusively in Singapore and provided private kindergarten services and student care center services through its direct operations, and also generated revenue from franchising to third-parties. The results of GEH Singapore were presented separately in the financial information reviewed by the CODM.
Subsequent to the disposition of GEH, the Company and the Company’s CODM, which remains its Chief Executive Officer, review the Company’s operations and manage its business as a single operating segment and reporting segment. The financial information provided to the CODM is presented in the same level of detail as the consolidated balance sheet and consolidated statement of operations included within this Form 20-F.

Subsequent to the Merger, and until the date of disposition of the Company's holdings in GEH Singapore, the CODM utilized revenue and operating income to assess the performance of the Company's segments. Subsequent to the disposition of GEH Singapore, the CODM uses net income to assess performance and make decisions regarding resource allocation for the Company.

Entity-wide disclosures

The table below reflects the Company's geographic distribution of property, plant, and equipment, net and ROU assets, net as of the following balance sheet dates:

	December 31,
	2024	2023[1]
United Kingdom	$13,652	$6,496
United states	3,113	1,495
Rest of World	1,278	1,458
	$18,043	$9,450
(1) Rounding may impact summation of amounts.